SCHEDULE OF REVENUE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Party [Member]
Product Information [Line Items]
Total revenues	$ 245	$ 559
Related Party [Member] | Vehicle Sales [Member]
Product Information [Line Items]
Total revenues		51
Related Party [Member] | Sales of Vehicle Parts and Accessories [Member]
Product Information [Line Items]
Total revenues	245	508
Related Party [Member] | Others [Member]
Product Information [Line Items]
Total revenues
Third Party [Member]
Product Information [Line Items]
Total revenues	3,162	2,056
Third Party [Member] | Vehicle Sales [Member]
Product Information [Line Items]
Total revenues	3,161	2,041
Third Party [Member] | Sales of Vehicle Parts and Accessories [Member]
Product Information [Line Items]
Total revenues		3
Third Party [Member] | Others [Member]
Product Information [Line Items]
Total revenues	$ 1	$ 12